Segment reporting - Summary of Operating Results Based on Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 1,320,658	€ 908,019	€ 476,040
Direct and marketing expenses	(896,494)	(612,689)	(430,984)
Other operating income	8,042	0	0
General and administration expenses	(149,859)	(114,538)	(69,967)
Depreciation and amortization expense	(83,560)	(55,407)	(30,460)
Profit from operations	198,787	125,385	(55,371)
Adjusted EBITDA	289,454	180,792	(24,911)
Betway
Disclosure of operating segments [line items]
Revenue	687,752	394,525	346,015
Direct and marketing expenses	(511,708)	(310,547)	(346,959)
Other operating income	5,090
General and administration expenses	(71,550)	(38,984)	(45,783)
Depreciation and amortization expense	(49,528)	(24,602)	(19,772)
Profit from operations	60,056	20,392	(66,499)
Adjusted EBITDA	109,584	44,993	(46,727)
Spin
Disclosure of operating segments [line items]
Revenue	632,906	513,494	130,025
Direct and marketing expenses	(381,223)	(302,058)	(84,025)
Other operating income	587
General and administration expenses	(57,678)	(71,082)	(24,184)
Depreciation and amortization expense	(33,107)	(30,804)	(10,689)
Profit from operations	161,485	109,550	11,127
Adjusted EBITDA	194,592	140,354	21,816
Other
Disclosure of operating segments [line items]
Revenue	0	0	0
Direct and marketing expenses	(3,563)	(84)	0
Other operating income	2,365
General and administration expenses	(20,631)	(4,472)	0
Depreciation and amortization expense	(925)	(1)	0
Profit from operations	(22,754)	(4,557)	0
Adjusted EBITDA	€ (14,722)	€ (4,555)	€ 0